Label		Element	Value
AllianzGI Small-Cap Blend Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	AllianzGI Small-Cap Blend Fund
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 114 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2015 was 148% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	148.00%
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees.
Expense Example [Heading]		rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in companies with smaller market capitalizations. The Fund expects to invest principally in U.S. companies but may invest to a lesser extent in non-U.S. companies. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations that are smaller than the largest company in the Russell 2000 Index (approximately $4.7 billion as of June 30, 2015). The portfolio managers generally seek exposure to smaller capitalization companies by employing four distinct small cap strategies or “sleeves” for selecting individual stocks:

• U.S. Systematic Small-Cap.  The U.S. Systemic Small-Cap sleeve normally invests primarily in common stocks of companies with smaller market capitalizations that are listed on U.S. exchanges. The team’s quantitative investment process begins with a proprietary alpha model which blends behavioral and fundamental factors. They also use a sophisticated risk model for portfolio construction, with constraints at the individual security and industry levels to manage exposures relative to the benchmark.

• Small-Cap Managed Volatility.  The Small-Cap Managed Volatility sleeve selects individual stocks while also focusing on the sleeve’s volatility profile. This focus may result in the sleeve outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of strong positive market performance. This strategy utilizes a dynamic quantitative process combined with a fundamentals-based, actively-managed security selection process to make individual security and sector selection decisions.

• U.S. Small-Cap Growth.  Under the U.S. Small-Cap Growth strategy, the portfolio managers follow a disciplined, fundamental, bottom-up research process for selecting individual stocks. Their strategy focuses upon companies undergoing positive fundamental change, with sustainable growth characteristics.

• Micro-cap.  The Micro-cap sleeve is focused on micro-cap stocks that the portfolio managers believe have the potential for robust growth. The portfolio managers believe that the performance of micro-cap stocks is generally based on factors specific to an individual stock rather than general economic conditions, and the Micro-cap strategy therefore generally favors an actively managed approach.

The allocation of Fund assets among the sleeves discussed above is set from time to time, may vary in size significantly from sleeve to sleeve and may periodically be adjusted through a collaborative effort among the portfolio managers. In addition to common stocks and other equity securities, the Fund may invest a substantial portion of its assets in securities issued in initial public offerings (IPOs). The Fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may also invest a portion of its assets in real estate investment trusts (REITs). In order to gain exposure to desired asset classes or securities, or for hedging or other investment purposes, the Fund may also utilize foreign currency exchange contracts, options, stock index futures contracts, warrants and other derivative instruments. Although the Fund did not invest significantly in derivative instruments as of the end of its most recent fiscal year, it may do so at any time.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first five risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Focused Investment Risk:  Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

IPO Risk:  Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

REIT and Real Estate-Related Investment Risk:  Adverse changes in the real estate markets may affect the value of REIT investments or real estate-linked derivatives.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]		rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Class A, Class C, Class P and Class D performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class shares. Performance in the Average Annual Total Returns table reflects the impact of sales charges (loads). Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	us.allianzgi.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]		rr_BarChartHeading	Calendar Year Total Returns — Institutional Class
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

More Recent Return Information
1/1/15–6/30/15	6.45%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 10/01/2014–12/31/2014	6.90%
Lowest 07/01/2014–09/30/2014	-6.49%

Year to Date Return, Label		rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	6.45%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	6.90%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(6.49%)
Performance Table Does Reflect Sales Loads		rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges (loads).
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses but are net of dividend tax withholding)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher		rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/14)
AllianzGI Small-Cap Blend Fund | Russell 2000 Index (returns reflect no deduction for fees or expenses but are net of dividend tax withholding)
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	4.89%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	15.49%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 01, 2013
AllianzGI Small-Cap Blend Fund | Lipper Small-Cap Growth Funds Average
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	2.23%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	15.67%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 01, 2013
AllianzGI Small-Cap Blend Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.31%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	676
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	942
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,229
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,042
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	676
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	942
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,229
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,042
Annual Return 2014		rr_AnnualReturn2014	2.53%
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(3.37%)
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	10.48%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 01, 2013
AllianzGI Small-Cap Blend Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees		rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.06%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 309
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	646
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,108
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,390
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	209
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,108
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,390
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	0.53%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	13.89%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 01, 2013
AllianzGI Small-Cap Blend Fund | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,178
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	98
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	306
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	531
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,178
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	2.53%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	15.10%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 01, 2013
AllianzGI Small-Cap Blend Fund | Institutional Class | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	0.19%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	13.00%
AllianzGI Small-Cap Blend Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	1.41%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	10.62%
AllianzGI Small-Cap Blend Fund | Class P
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,294
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	108
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	337
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	585
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,294
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	2.43%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	14.99%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 01, 2013
AllianzGI Small-Cap Blend Fund | Class D
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees		rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	[2]	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.31%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 133
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	415
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	718
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	1,579
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	133
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	415
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	718
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,579
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	2.24%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	14.72%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 01, 2013

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Other Expenses have been restated to reflect current fees.